Interest Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Interest Expense.
Interest cost capitalized	¥ 0	$ 0	¥ 0	¥ 0
Interest cost charged to expense	5,054	793	8,490	8,892
Interest cost incurred	¥ 5,054	$ 793	¥ 8,490	¥ 8,892